Note 11 - Lease (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Operating Lease, Supplement Balance Sheet Information [Table Text Block]
As of December 31,
2019
$
Operating lease right-of-use asset	2,538

Current portion of operating lease liabilities	537
Operating lease liabilities	1,935
Total lease liabilities	2,472

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
$

Year ending December 31, 2020	763
Year ending December 31, 2021	766
Year ending December 31, 2022	770
Year ending December 31, 2023	708
Total lease payment	3,007
Less imputed interest	(535)

Present value of lease liabilities	2,472

Lease, Cost [Table Text Block]
Year ended
December 31, 2019
$

Operating cash flows used in operating lease	863
As of December 31,
2019

Weighted average remaining lease term (years)	4.00
Weighted average discount rate	8.4%

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
$

Year ending December 31, 2019	792
Year ending December 31, 2020	798
Year ending December 31, 2021	786
Year ending December 31, 2022	789
Year ending December 31, 2023	793

Total	3,958